CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY - USD ($) $ in Thousands		PONY AI INC. Shareholders' (Deficit) Equity Initial public offering	PONY AI INC. Shareholders' (Deficit) Equity Private placement	PONY AI INC. Shareholders' (Deficit) Equity	Ordinary Shares Initial public offering	Ordinary Shares Private placement	Ordinary Shares	Additional Paid-In Capital Initial public offering	Additional Paid-In Capital Private placement	Additional Paid-In Capital	Special Reserve	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Non-Controlling Interests	Initial public offering	Private placement	Total
Balances as of beginning at Dec. 31, 2021				$ (402,099)			$ 42			$ 50,796		$ 13,613	$ (466,550)	$ 3,888			$ (398,211)
Balances as of beginning (in shares) at Dec. 31, 2021							91,723,991
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY
Deemed dividend upon warrant granted to a shareholder				(828)						(828)							(828)
Issuance of ordinary shares upon exercise of share options				50						50							50
Issuance of ordinary shares upon exercise of share options (in shares)							73,541
Share-based compensation				13,184			$ 2			13,182							13,184
Capital injection by non-controlling interests														7,537			7,537
Other comprehensive income (loss)				(13,776)								(13,776)		709			(13,067)
Provision of special reserve	[1]										$ 91		(91)
Net loss				(148,018)									(148,018)	(232)			(148,250)
Balances as of ending at Dec. 31, 2022				(551,487)			$ 44			63,200	91	(163)	(614,659)	11,902			(539,585)
Balances as of ending (in shares) at Dec. 31, 2022							91,797,532
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY
Issuance of ordinary shares upon vesting of restricted stock units ("RSUs") (in shares)							37,500
Deemed distribution from repurchase of Series A convertible redeemable preferred shares				(4,646)						(4,646)							(4,646)
Repurchase of ordinary shares	[2]			(994)						(994)							(994)
Repurchase of ordinary shares (in shares)	[2]						(85,873)
Settlement of RSUs and share options				(3,054)						(3,054)							(3,054)
Share-based compensation				3,254			$ 1			3,253							3,254
Other comprehensive income (loss)				4,489								4,489		(241)			4,248
Provision of special reserve	[1]										57		(57)
Net loss				(124,812)									(124,812)	(516)			(125,328)
Balances as of ending at Dec. 31, 2023				(677,250)			$ 45			57,759	148	4,326	(739,528)	11,145			(666,105)
Balances as of ending (in shares) at Dec. 31, 2023							91,749,159
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY
Share-based compensation				127,003			$ 1			127,002							127,003
Issuance of Class A ordinary shares, net of issuance cost		$ 256,666	$ 151,738		$ 10	$ 6		$ 256,656	$ 151,732						$ 256,666	$ 151,738
Issuance of Class A ordinary shares, net of issuance cost (in shares)					21,461,410	11,672,186
Conversion of Preferred Shares to Class A ordinary shares upon the completion of the IPO				1,695,304			$ 113			1,695,191							1,695,304
Conversion of Preferred Shares to Class A ordinary shares upon the completion of the IPO (in shares)							225,409,798
Accretion of convertible redeemable preferred shares				(72,554)						(59,896)			(12,658)				(72,554)
Modification of convertible redeemable preferred shares				(261,472)									(261,472)				(261,472)
Other comprehensive income (loss)				5,808								5,808		7,329			13,137
Provision of special reserve	[1]										72		(72)
Net loss				(274,121)									(274,121)	(885)			(275,006)
Balances as of ending at Dec. 31, 2024				$ 951,122			$ 175			$ 2,228,444	$ 220	$ 10,134	$ (1,287,851)	$ 17,589			$ 968,711
Balances as of ending (in shares) at Dec. 31, 2024							350,292,553

[1]	The Group is required by law to appropriate a special reserve within equity, namely “Safety Production Fund” which is calculated based on 1% of freight transportation revenues.
[2]	On May 31, 2023, the Group repurchased 85,873 ordinary shares in aggregate, from two shareholders at total consideration of $994. Such shares were cancelled immediately upon repurchase.